ACCOUNTS RECEIVABLE, NET-THIRD PARTIES (Schedule of Movement of Allowance of Doubtful Accounts) (Details) (CNY)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
ACCOUNTS RECEIVABLE, NET-THIRD PARTIES [Abstract]
At beginning of year	179,746,165	378,888	2,800,000
Addition	541,662,539	184,990,129	8,534,372
Write-off		(24,140)	(10,764,771)
Reversal	(47,737,259)	(5,598,712)	(190,713)
At end of year	673,671,445	179,746,165	378,888